Critical accounting estimates and judgment in applying accounting policies	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Critical accounting estimates and judgment in applying accounting policies
3 Critical accounting estimates and judgment in applying accounting policies
In preparing these consolidated financial statements, Aegon has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amount of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets and derivatives (please see note 38), the measurement of (re)insurance contracts and investment contracts with discretionary participating features (please see note 29), and the measurement of the expected credit loss allowance (please see note 4).
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.
Macro-economic context
When making judgments, estimates and assumptions, Aegon has taken into consideration the current macro-economic context.
In 2023, the war in the Ukraine continued and another conflict between Israel and Hamas began. These events caused a humanitarian crisis and also impacted global financial markets and caused significant economic turbulence. Aegon closely monitors financial and wider economic developments to understand our exposure to potential shocks in the markets where we invest, and Aegon works proactively to mitigate related risks. The inflation rates for the main economies that Aegon is exposed to peaked in 2022 and first half of 2023, then it started decreasing during the second half of 2023. In the United States, the inflation risk within long-term care claims derives primarily from wage inflation, which Aegon mitigates by offering customers downgrades of the maximum daily benefit as an alternative to premium rate increases. In addition, Aegon’s expense savings program helped to mitigate the impact of rising inflation in the beginning of 2023. High inflation has prompted central banks to start raising interest rates significantly. As a consequence, interest rates have increased significantly in Aegon’s main markets during 2022, however in 2023 interest rates have started to stabilize. Equity markets for Aegon have shown recovery in 2023 compared to a decline of equity markets in 2022. Credit spreads have not changed significantly over 2023.
Management’s assessment of going concern
The consolidated financial statements of Aegon have been prepared assuming a going concern basis of accounting based on the reasonable assumption that the Company is, and will be, able to continue its normal course of business in the foreseeable future. Relevant facts and circumstances relating to the consolidated financial position on December 31, 2023, were assessed in order to reach the going concern assumption. The main areas assessed are the financial performance, capital adequacy, financial position and flexibility, liquidity, ability to access capital markets, leverage ratios and the level of Cash Capital at Holding. For further details, see note 37 Capital management and solvency. Considering all these areas management concluded that the going concern assumption for Aegon is appropriate in preparing the consolidated financial statements and there is no significant doubt about going concern.
Actuarial and economic assumptions
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of insurance related assets and liabilities within the year ending December 31, 2023, is included in note 29 on Insurance contracts, reinsurance contracts held and investment contracts with discretionary participation features.
Measurement of the expected credit loss allowance (“ECL”)
The measurement of the expected credit loss allowance for financial assets measured at amortized cost and FVOCI is an area that requires the use of complex models and significant assumptions about future economic conditions and credit behavior (e.g. the likelihood of customers defaulting and the resulting losses). Explanation of the inputs, assumptions and estimation techniques used in measuring ECL is further detailed in note 4.2 – Credit risk, which also sets out key sensitivities of the ECL to changes in these elements.
A number of significant judgments are also required in applying the accounting requirements for measuring ECL, such as:

∎	Determining criteria for significant increase in credit risk;

∎	Choosing appropriate models and assumptions for the measurement of ECL;

∎	Establishing the number and relative weightings of forward-looking scenarios for each type of product/market and the associated ECL; and

∎	Establishing groups of similar financial assets for the purposes of measuring ECL.
Detailed information about the judgments and estimates made by the Group in the above areas and information incorporating the forward-looking information into the measurement of the ECL is set out in note 4.2 – Credit risk.
Classification of financial assets
The assessment of the business model to determine within which classification the financial assets are held, depends on whether the contractual terms of the assets are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.
Detailed information about the judgments and estimates made by the Group in the SPPI and business model review are set out in note 19 – Investments.

The classification of financial assets is based on Aegon’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets. The classification of financial assets determines how they are accounted for and how they are measured on an ongoing basis. Based on business model and cash flow characteristics, instruments are accounted for in one of the following measurement categories for financial assets:

∎	Debt instruments at amortized cost (e.g. loans, debt securities, cash equivalents);

∎	Debt instruments at fair value through other comprehensive income (FVOCI) with cumulative gains and losses reclassified to profit or loss upon de-recognition
(e.g. debt securities, security lending, repo);

∎	Debt instruments, derivatives, and equity instruments at fair value through profit or loss (FVPL);

∎	Equity instruments designated as measured at FVOCI with gains and losses remaining in other comprehensive income (OCI), i.e. without recycling

∎	A financial asset will be measured at amortized cost if both of the following conditions are met:

a.	the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows (held-to-collect); and

b.	the contractual terms of the financial asset give rise on specified dates to cash flows that are SPPI on the principal amount outstanding.
Determination of fair value and fair value hierarchy
Note 38 Fair value determines the fair value of financial instruments with significant unobservable inputs (i.e. level 3 financial assets).
The following is a description of Aegon’s methods of determining fair value, and a quantification of its exposure to assets and liabilities measured at fair value.
Fair value is defined as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions (i.e. an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability). A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either:

∎	In the principal market for the asset or liability; or

∎	In the absence of a principal market, in the most advantageous market for the asset or liability.
Aegon uses the following hierarchy for measuring and disclosing of the fair value of assets and liabilities:

∎	Level I: quoted prices (unadjusted) in active markets for identical assets or liabilities that Aegon can access at the measurement date;

∎	Level II: inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices of identical or similar assets and liabilities) using valuation techniques for which all significant inputs are based on observable market data; and

∎	Level III: inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) using valuation techniques for which any significant input is not based on observable market data.
The best evidence of fair value is a quoted price in an actively traded market. In the event that the market for a financial instrument is not active or quoted market prices are not available, a valuation technique is used.
The degree of judgment used in measuring the fair value of assets and liabilities generally inversely correlates with the level of observable valuation inputs. Aegon maximizes the use of observable inputs and minimizes the use of unobservable valuation inputs when measuring fair value. Financial instruments, for example, with quoted prices in active markets generally have more pricing observability and therefore less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment.
The assets and liabilities categorization within the fair value hierarchy is based on the lowest input that is significant to the fair value measurement.
An active market is one in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis. The judgment as to whether a market is active may include, although not necessarily determinative, lower transaction volumes, reduced transaction sizes and, in some cases, no observable trading activity for short periods. In inactive markets, assurance is obtained that the transaction price provides evidence of fair value or it is determined that adjustments to transaction prices are necessary to measure the fair value of the instrument.
The majority of valuation techniques employ only observable market data, and so the reliability of the fair value measurement is high. However, certain assets and liabilities are valued on the basis of valuation techniques that feature one or more significant market inputs that are unobservable and, for such assets and liabilities, the derivation of fair value is more judgmental. An instrument is classified in its entirety as valued using significant unobservable inputs (Level III) if, in the opinion of management, a significant proportion of the instrument’s carrying amount is driven by unobservable inputs. “Unobservable” in this context means that there is little or no current market data available from which to determine the price at which an at arm’s length transaction would be likely to occur. It generally does not mean that there is no market data available at all upon which to base a determination of fair value. Additional information is provided in the table headed “Effect of changes in significant unobservable assumptions to reasonably possible alternatives” in note 38 Fair Value. While Aegon believes its valuation techniques are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain instruments (both financial and non-financial)
could result in a different estimate of fair value at the reporting date.
The valuation techniques applied to financial instrument affected by IBOR reforms remain consistent with those of other market participants, and the uncertainty on the outcome of the reforms has not affected the classification of the instruments.
To operationalize Aegon’s fair value hierarchy, individual instruments (both financial and non-financial)
are assigned a fair value level based primarily on the type of instrument and the source of the prices (e.g., index, third-party pricing service, broker, internally modeled). Periodically, this logic for assigning fair value levels is reviewed to determine if any modifications are necessary in the context of the current market environment.